Nature of Operations and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Significant Accounting Policies (Additional Textual) [Abstract]
Amount of uncertain income tax positions	$ 0	$ 0
Cash and cash equivalents maturity period	Original maturities of three months or less
Provision for income taxes	$ 0
Total Index Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	May 08, 2007
Commodity product sectors markets	37
Agricultural Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	Feb. 01, 2008
Commodity product sectors markets	21
Energy Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	Jan. 01, 2010
Commodity product sectors markets	6
Metals Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Commodity product sectors markets	10